DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
DEBT
Summary of minimum calendar maturities of the Term Loan	The minimum calendar maturities of the Term Loan as of June 30, 2025, are as follows (in thousands):

2025	$1,015
2026	2,030
2027	3,045
2028	3,045
2029	10,150
$19,285
The minimum calendar maturities of the Term Loan as of December 31, 2024, are as follows (in thousands):

2025	$2,030
2026	2,030
2027	3,045
2028	3,045
2029	10,150
$20,300